Statement of Changes in Stockholders' (Deficit) (Parenthetical) - shares		12 Months Ended
	Oct. 29, 2021	Mar. 31, 2022
Private Placement [Member] | Common Class A [Member]
Stock issued during period shares new issues, shares	519,500	519,500